Schedule III Real Estate and Accumulated Depreciation (Details) (USD $)						12 Months Ended								12 Months Ended																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																														12 Months Ended																																										12 Months Ended																		12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Beginning of Period [Member] Y		Dec. 31, 2012 End of Period [Member] Y		Dec. 31, 2012 Land [Member]	Dec. 31, 2012 Buildings and Fixtures [Member]	Dec. 31, 2012 Total Residential Properties [Member]		Dec. 31, 2012 Total Residential Properties [Member] Birchall at Ross Bridge [Member]		Dec. 31, 2012 Total Residential Properties [Member] Birchall at Ross Bridge [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Birchall at Ross Bridge [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Eagle Ridge [Member]		Dec. 31, 2012 Total Residential Properties [Member] Eagle Ridge [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Eagle Ridge [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Abbington Place [Member]		Dec. 31, 2012 Total Residential Properties [Member] Abbington Place [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Abbington Place [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Huntsville [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Huntsville [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Huntsville [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Montgomery [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Montgomery [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Calais Forest [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Calais Forest [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Napa Valley [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Napa Valley [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Palisades at Chenal Valley [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Palisades at Chenal Valley [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Ridge at Chenal Valley [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Ridge at Chenal Valley [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Westside Creek I & II [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Westside Creek I & II [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Edge at Lyon's Gate [Member]		Dec. 31, 2012 Total Residential Properties [Member] Edge at Lyon's Gate [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Edge at Lyon's Gate [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Sky View Ranch [Member]		Dec. 31, 2012 Total Residential Properties [Member] Sky View Ranch [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Sky View Ranch [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Talus Ranch [Member]		Dec. 31, 2012 Total Residential Properties [Member] Talus Ranch [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Talus Ranch [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Tiffany Oaks [Member]		Dec. 31, 2012 Total Residential Properties [Member] Tiffany Oaks [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Tiffany Oaks [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Marsh Oaks [Member]		Dec. 31, 2012 Total Residential Properties [Member] Marsh Oaks [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Marsh Oaks [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Indigo Point [Member]		Dec. 31, 2012 Total Residential Properties [Member] Indigo Point [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Indigo Point [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Brandon [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Brandon [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Brandon [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Preserve at Coral Square [Member]		Dec. 31, 2012 Total Residential Properties [Member] Preserve at Coral Square [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Preserve at Coral Square [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Anatole [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Anatole [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Gainesville [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Gainesville [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] The Retreat at Magnolia Parke [Member]		Dec. 31, 2012 Total Residential Properties [Member] The Retreat at Magnolia Parke [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] The Retreat at Magnolia Parke [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Atlantic Crossing [Member]		Dec. 31, 2012 Total Residential Properties [Member] Atlantic Crossing [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Atlantic Crossing [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Cooper's Hawk [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Cooper's Hawk [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hunter's Ridge at Deerwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Hunter's Ridge at Deerwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hunter's Ridge at Deerwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lakeside [Member]		Dec. 31, 2012 Total Residential Properties [Member] Lakeside [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lakeside [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lighthouse at Fleming Island [Member]		Dec. 31, 2012 Total Residential Properties [Member] Lighthouse at Fleming Island [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lighthouse at Fleming Island [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Jacksonville [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Jacksonville [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Jacksonville [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Mandarin [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Mandarin [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] St Augustine [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] St Augustine [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Tattersall at Tapestry Park [Member]		Dec. 31, 2012 Total Residential Properties [Member] Tattersall at Tapestry Park [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Tattersall at Tapestry Park [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woodbridge at the Lake [Member]		Dec. 31, 2012 Total Residential Properties [Member] Woodbridge at the Lake [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woodbridge at the Lake [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woodhollow [Member]		Dec. 31, 2012 Total Residential Properties [Member] Woodhollow [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woodhollow [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Lakeland [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Lakeland [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Lakeland [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Savannahs at James Landing [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Savannahs at James Landing [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Park Ocala [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Park Ocala [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Park Ocala [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Retreat at Lake Nona [Member]		Dec. 31, 2012 Total Residential Properties [Member] Retreat at Lake Nona [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Retreat at Lake Nona [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] The Club at Panama Beach [Member]		Dec. 31, 2012 Total Residential Properties [Member] The Club at Panama Beach [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] The Club at Panama Beach [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Tallahassee [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Tallahassee [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Tallahassee [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Belmere [Member]		Dec. 31, 2012 Total Residential Properties [Member] Belmere [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Belmere [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Links at Carrollwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Links at Carrollwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Links at Carrollwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Village Oaks [Member]		Dec. 31, 2012 Total Residential Properties [Member] Village Oaks [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Village Oaks [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Crest At Innisbrook [Member]		Dec. 31, 2012 Total Residential Properties [Member] Park Crest At Innisbrook [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Crest At Innisbrook [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] High Ridge [Member]		Dec. 31, 2012 Total Residential Properties [Member] High Ridge [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] High Ridge [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Allure at Brookwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Allure at Brookwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Allure at Brookwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Allure in Buckhead Village Residential [Member]		Dec. 31, 2012 Total Residential Properties [Member] Allure in Buckhead Village Residential [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Allure in Buckhead Village Residential [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Sanctuary at Oglethorpe [Member]		Dec. 31, 2012 Total Residential Properties [Member] Sanctuary at Oglethorpe [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Sanctuary at Oglethorpe [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Bradford Pointe [Member]		Dec. 31, 2012 Total Residential Properties [Member] Bradford Pointe [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Bradford Pointe [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Shenandoah Ridge [Member]		Dec. 31, 2012 Total Residential Properties [Member] Shenandoah Ridge [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Shenandoah Ridge [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Westbury Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Westbury Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Westbury Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Fountain Lake [Member]		Dec. 31, 2012 Total Residential Properties [Member] Fountain Lake [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Fountain Lake [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Whisperwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Whisperwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Willow Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Willow Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Willow Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Terraces at Fieldstone [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Terraces at Fieldstone [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Prescott [Member]		Dec. 31, 2012 Total Residential Properties [Member] Prescott [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Prescott [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lanier [Member]		Dec. 31, 2012 Total Residential Properties [Member] Lanier [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lanier [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lake Club [Member]		Dec. 31, 2012 Total Residential Properties [Member] Lake Club [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lake Club [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Whispering Pines [Member]		Dec. 31, 2012 Total Residential Properties [Member] Whispering Pines [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Whispering Pines [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Austin Chase [Member]		Dec. 31, 2012 Total Residential Properties [Member] Austin Chase [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Austin Chase [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] The Vistas [Member]		Dec. 31, 2012 Total Residential Properties [Member] The Vistas [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] The Vistas [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Avala at Savannah Quarters [Member]		Dec. 31, 2012 Total Residential Properties [Member] Avala at Savannah Quarters [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Avala at Savannah Quarters [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Georgetown Grove [Member]		Dec. 31, 2012 Total Residential Properties [Member] Georgetown Grove [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Georgetown Grove [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Oaks at Wilmington Island [Member]		Dec. 31, 2012 Total Residential Properties [Member] Oaks at Wilmington Island [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Oaks at Wilmington Island [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Wildwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Wildwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Wildwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Three Oaks [Member]		Dec. 31, 2012 Total Residential Properties [Member] Three Oaks [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Three Oaks [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Huntington Chase [Member]		Dec. 31, 2012 Total Residential Properties [Member] Huntington Chase [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Huntington Chase [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Southland Station [Member]		Dec. 31, 2012 Total Residential Properties [Member] Southland Station [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Southland Station [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Terraces at Townelake [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Terraces at Townelake [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Fairways at Hartland [Member]		Dec. 31, 2012 Total Residential Properties [Member] Fairways at Hartland [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Fairways at Hartland [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Grand Reserve Lexington [Member]		Dec. 31, 2012 Total Residential Properties [Member] Grand Reserve Lexington [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Grand Reserve Lexington [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lakepointe [Member]		Dec. 31, 2012 Total Residential Properties [Member] Lakepointe [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lakepointe [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Mansion, The [Member]		Dec. 31, 2012 Total Residential Properties [Member] Mansion, The [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Mansion, The [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Village, The [Member]		Dec. 31, 2012 Total Residential Properties [Member] Village, The [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Village, The [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Stonemill Village [Member]		Dec. 31, 2012 Total Residential Properties [Member] Stonemill Village [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Stonemill Village [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Crosswinds [Member]		Dec. 31, 2012 Total Residential Properties [Member] Crosswinds [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Crosswinds [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Pear Orchard [Member]		Dec. 31, 2012 Total Residential Properties [Member] Pear Orchard [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Pear Orchard [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Reflection Pointe [Member]		Dec. 31, 2012 Total Residential Properties [Member] Reflection Pointe [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Reflection Pointe [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lakeshore Landing [Member]		Dec. 31, 2012 Total Residential Properties [Member] Lakeshore Landing [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lakeshore Landing [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Savannah Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Savannah Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Savannah Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Sutton Place [Member]		Dec. 31, 2012 Total Residential Properties [Member] Sutton Place [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Sutton Place [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Market Station [Member]		Dec. 31, 2012 Total Residential Properties [Member] Market Station [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Market Station [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hermitage at Beechtree [Member]		Dec. 31, 2012 Total Residential Properties [Member] Hermitage at Beechtree [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hermitage at Beechtree [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Waterford Forest [Member]		Dec. 31, 2012 Total Residential Properties [Member] Waterford Forest [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Waterford Forest [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] 1225 South Church I [Member]		Dec. 31, 2012 Total Residential Properties [Member] 1225 South Church I [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] 1225 South Church I [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hue [Member]		Dec. 31, 2012 Total Residential Properties [Member] Hue [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hue [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Preserve at Brier Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Preserve at Brier Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Preserve at Brier Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Providence at Brier Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Providence at Brier Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Providence at Brier Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Corners, The [Member]		Dec. 31, 2012 Total Residential Properties [Member] Corners, The [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Corners, The [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Colony at South Park [Member]		Dec. 31, 2012 Total Residential Properties [Member] Colony at South Park [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Colony at South Park [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woodwinds [Member]		Dec. 31, 2012 Total Residential Properties [Member] Woodwinds [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woodwinds [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Tanglewood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Tanglewood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Tanglewood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Fairways, The [Member]		Dec. 31, 2012 Total Residential Properties [Member] Fairways, The [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Fairways, The [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Columbia [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Columbia [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Columbia [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Highland Ridge [Member]		Dec. 31, 2012 Total Residential Properties [Member] Highland Ridge [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Highland Ridge [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Howell Commons [Member]		Dec. 31, 2012 Total Residential Properties [Member] Howell Commons [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Howell Commons [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Greenville [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Greenville [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Greenville [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Haywood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Park Haywood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Haywood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Spring Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Spring Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Spring Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Runaway Bay [Member]		Dec. 31, 2012 Total Residential Properties [Member] Runaway Bay [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Runaway Bay [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] 535 Brookwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] 535 Brookwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] 535 Brookwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Place [Member]		Dec. 31, 2012 Total Residential Properties [Member] Park Place [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Place [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Farmington Village [Member]		Dec. 31, 2012 Total Residential Properties [Member] Farmington Village [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Farmington Village [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hamilton Pointe [Member]		Dec. 31, 2012 Total Residential Properties [Member] Hamilton Pointe [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hamilton Pointe [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hidden Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Hidden Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hidden Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Steeplechase [Member]		Dec. 31, 2012 Total Residential Properties [Member] Steeplechase [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Steeplechase [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Windridge [Member]		Dec. 31, 2012 Total Residential Properties [Member] Windridge [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Windridge [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Oaks, The [Member]		Dec. 31, 2012 Total Residential Properties [Member] Oaks, The [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Oaks, The [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Post House Jackson [Member]		Dec. 31, 2012 Total Residential Properties [Member] Post House Jackson [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Post House Jackson [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Post House North [Member]		Dec. 31, 2012 Total Residential Properties [Member] Post House North [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Post House North [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Bradford Chase [Member]		Dec. 31, 2012 Total Residential Properties [Member] Bradford Chase [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Bradford Chase [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woods at Post House [Member]		Dec. 31, 2012 Total Residential Properties [Member] Woods at Post House [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woods at Post House [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Greenbrook [Member]		Dec. 31, 2012 Total Residential Properties [Member] Greenbrook [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Greenbrook [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Kirby Station [Member]		Dec. 31, 2012 Total Residential Properties [Member] Kirby Station [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Kirby Station [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lincoln on the Green [Member]		Dec. 31, 2012 Total Residential Properties [Member] Lincoln on the Green [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lincoln on the Green [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Estate [Member]		Dec. 31, 2012 Total Residential Properties [Member] Park Estate [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Estate [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Reserve at Dexter Lake [Member]		Dec. 31, 2012 Total Residential Properties [Member] Reserve at Dexter Lake [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Reserve at Dexter Lake [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Murfreesboro [Member]		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Murfreesboro [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Paddock Club Murfreesboro [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Aventura at Indian Lake Village [Member]		Dec. 31, 2012 Total Residential Properties [Member] Aventura at Indian Lake Village [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Aventura at Indian Lake Village [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Avondale at Kennesaw [Member]		Dec. 31, 2012 Total Residential Properties [Member] Avondale at Kennesaw [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Avondale at Kennesaw [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Brentwood Downs [Member]		Dec. 31, 2012 Total Residential Properties [Member] Brentwood Downs [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Brentwood Downs [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Grand View Nashville [Member]		Dec. 31, 2012 Total Residential Properties [Member] Grand View Nashville [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Grand View Nashville [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Monthaven Park [Member]		Dec. 31, 2012 Total Residential Properties [Member] Monthaven Park [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Monthaven Park [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park at Hermitage [Member]		Dec. 31, 2012 Total Residential Properties [Member] Park at Hermitage [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park at Hermitage [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Venue at Cool Springs [Member]		Dec. 31, 2012 Total Residential Properties [Member] Venue at Cool Springs [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Venue at Cool Springs [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Verandas at Sam Ridley [Member]		Dec. 31, 2012 Total Residential Properties [Member] Verandas at Sam Ridley [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Verandas at Sam Ridley [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Northwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Northwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Northwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Balcones Woods [Member]		Dec. 31, 2012 Total Residential Properties [Member] Balcones Woods [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Balcones Woods [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Grand Reserve at Sunset Valley [Member]		Dec. 31, 2012 Total Residential Properties [Member] Grand Reserve at Sunset Valley [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Grand Reserve at Sunset Valley [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Legacy at Western Oaks [Member]		Dec. 31, 2012 Total Residential Properties [Member] Legacy at Western Oaks [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Legacy at Western Oaks [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Silverado [Member]		Dec. 31, 2012 Total Residential Properties [Member] Silverado [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Silverado [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Stassney Woods [Member]		Dec. 31, 2012 Total Residential Properties [Member] Stassney Woods [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Stassney Woods [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Travis Station [Member]		Dec. 31, 2012 Total Residential Properties [Member] Travis Station [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Travis Station [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woods, The [Member]		Dec. 31, 2012 Total Residential Properties [Member] Woods, The [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Woods, The [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Courtyards at Campbell [Member]		Dec. 31, 2012 Total Residential Properties [Member] Courtyards at Campbell [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Courtyards at Campbell [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Deer Run [Member]		Dec. 31, 2012 Total Residential Properties [Member] Deer Run [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Deer Run [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Grand Courtyard [Member]		Dec. 31, 2012 Total Residential Properties [Member] Grand Courtyard [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Grand Courtyard [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Legends at Lowe's Farm [Member]		Dec. 31, 2012 Total Residential Properties [Member] Legends at Lowe's Farm [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Legends at Lowe's Farm [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Watermark [Member]		Dec. 31, 2012 Total Residential Properties [Member] Watermark [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Watermark [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] La Valencia at Starwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] La Valencia at Starwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] La Valencia at Starwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Legacy Pines [Member]		Dec. 31, 2012 Total Residential Properties [Member] Legacy Pines [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Legacy Pines [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Reserve at Woodwind Lakes [Member]		Dec. 31, 2012 Total Residential Properties [Member] Reserve at Woodwind Lakes [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Reserve at Woodwind Lakes [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Place (Houston) [Member]		Dec. 31, 2012 Total Residential Properties [Member] Park Place (Houston) [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Park Place (Houston) [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Ranchstone [Member]		Dec. 31, 2012 Total Residential Properties [Member] Ranchstone [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Ranchstone [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Cascade at Fall Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Cascade at Fall Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Cascade at Fall Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Chalet at Fall Creek [Member]		Dec. 31, 2012 Total Residential Properties [Member] Chalet at Fall Creek [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Chalet at Fall Creek [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Bella Casita at Las Colinas [Member]		Dec. 31, 2012 Total Residential Properties [Member] Bella Casita at Las Colinas [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Bella Casita at Las Colinas [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lane at Towne Crossing [Member]		Dec. 31, 2012 Total Residential Properties [Member] Lane at Towne Crossing [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Lane at Towne Crossing [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Times Square at Craig Ranch [Member]		Dec. 31, 2012 Total Residential Properties [Member] Times Square at Craig Ranch [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Times Square at Craig Ranch [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Highwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Highwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Highwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Los Rios Park [Member]		Dec. 31, 2012 Total Residential Properties [Member] Los Rios Park [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Los Rios Park [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Boulder Ridge [Member]		Dec. 31, 2012 Total Residential Properties [Member] Boulder Ridge [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Boulder Ridge [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Copper Ridge [Member]		Dec. 31, 2012 Total Residential Properties [Member] Copper Ridge [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Copper Ridge [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Alamo Ranch [Member]		Dec. 31, 2012 Total Residential Properties [Member] Alamo Ranch [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Alamo Ranch [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Haven at Blanco [Member]		Dec. 31, 2012 Total Residential Properties [Member] Haven at Blanco [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Haven at Blanco [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Stone Ranch at Westover Hills [Member]		Dec. 31, 2012 Total Residential Properties [Member] Stone Ranch at Westover Hills [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Stone Ranch at Westover Hills [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Cypresswood Court [Member]		Dec. 31, 2012 Total Residential Properties [Member] Cypresswood Court [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Cypresswood Court [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Villages at Kirkwood [Member]		Dec. 31, 2012 Total Residential Properties [Member] Villages at Kirkwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Villages at Kirkwood [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Green Tree Place [Member]		Dec. 31, 2012 Total Residential Properties [Member] Green Tree Place [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Green Tree Place [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Adalay Bay [Member]		Dec. 31, 2012 Total Residential Properties [Member] Adalay Bay [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Adalay Bay [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Seasons at Celebrate Virginia [Member]		Dec. 31, 2012 Total Residential Properties [Member] Seasons at Celebrate Virginia [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Seasons at Celebrate Virginia [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Township [Member]		Dec. 31, 2012 Total Residential Properties [Member] Township [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Township [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hamptons at Hunton Park [Member]		Dec. 31, 2012 Total Residential Properties [Member] Hamptons at Hunton Park [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Hamptons at Hunton Park [Member] End of Period [Member] Y		Dec. 31, 2012 Total Residential Properties [Member] Land [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Birchall at Ross Bridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Eagle Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Abbington Place [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Club Huntsville [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Edge at Lyon's Gate [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Sky View Ranch [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Talus Ranch [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Tiffany Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Marsh Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Indigo Point [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Club Brandon [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Preserve at Coral Square [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] The Retreat at Magnolia Parke [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Atlantic Crossing [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Hunter's Ridge at Deerwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Lakeside [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Lighthouse at Fleming Island [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Club Jacksonville [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Tattersall at Tapestry Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Woodbridge at the Lake [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Woodhollow [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Club Lakeland [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Park Ocala [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Retreat at Lake Nona [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] The Club at Panama Beach [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Club Tallahassee [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Belmere [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Links at Carrollwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Village Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Park Crest At Innisbrook [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] High Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Allure at Brookwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Allure in Buckhead Village Residential [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Sanctuary at Oglethorpe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Bradford Pointe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Shenandoah Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Westbury Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Fountain Lake [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Willow Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Prescott [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Lanier [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Lake Club [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Whispering Pines [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Austin Chase [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] The Vistas [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Avala at Savannah Quarters [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Georgetown Grove [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Oaks at Wilmington Island [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Wildwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Three Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Huntington Chase [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Southland Station [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Fairways at Hartland [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Grand Reserve Lexington [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Lakepointe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Mansion, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Village, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Stonemill Village [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Crosswinds [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Pear Orchard [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Reflection Pointe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Lakeshore Landing [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Savannah Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Sutton Place [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Market Station [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Hermitage at Beechtree [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Waterford Forest [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] 1225 South Church I [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Hue [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Preserve at Brier Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Providence at Brier Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Corners, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Colony at South Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Woodwinds [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Tanglewood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Fairways, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Club Columbia [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Highland Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Howell Commons [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Club Greenville [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Park Haywood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Spring Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Runaway Bay [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] 535 Brookwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Park Place [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Farmington Village [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Hamilton Pointe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Hidden Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Steeplechase [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Windridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Oaks, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Post House Jackson [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Post House North [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Bradford Chase [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Woods at Post House [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Greenbrook [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Kirby Station [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Lincoln on the Green [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Park Estate [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Reserve at Dexter Lake [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Paddock Club Murfreesboro [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Aventura at Indian Lake Village [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Avondale at Kennesaw [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Brentwood Downs [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Grand View Nashville [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Monthaven Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Park at Hermitage [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Venue at Cool Springs [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Verandas at Sam Ridley [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Northwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Balcones Woods [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Grand Reserve at Sunset Valley [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Legacy at Western Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Silverado [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Stassney Woods [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Travis Station [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Woods, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Courtyards at Campbell [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Deer Run [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Grand Courtyard [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Legends at Lowe's Farm [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Watermark [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] La Valencia at Starwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Legacy Pines [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Reserve at Woodwind Lakes [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Park Place (Houston) [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Ranchstone [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Cascade at Fall Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Chalet at Fall Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Bella Casita at Las Colinas [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Lane at Towne Crossing [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Times Square at Craig Ranch [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Highwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Los Rios Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Boulder Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Copper Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Alamo Ranch [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Haven at Blanco [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Stone Ranch at Westover Hills [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Cypresswood Court [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Villages at Kirkwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Green Tree Place [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Adalay Bay [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Seasons at Celebrate Virginia [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Township [Member]	Dec. 31, 2012 Total Residential Properties [Member] Land [Member] Hamptons at Hunton Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Birchall at Ross Bridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Eagle Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Abbington Place [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Club Huntsville [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Edge at Lyon's Gate [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Sky View Ranch [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Talus Ranch [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Tiffany Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Marsh Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Indigo Point [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Club Brandon [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Preserve at Coral Square [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] The Retreat at Magnolia Parke [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Atlantic Crossing [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Hunter's Ridge at Deerwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Lakeside [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Lighthouse at Fleming Island [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Club Jacksonville [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Tattersall at Tapestry Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Woodbridge at the Lake [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Woodhollow [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Club Lakeland [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Park Ocala [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Retreat at Lake Nona [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] The Club at Panama Beach [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Club Tallahassee [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Belmere [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Links at Carrollwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Village Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Park Crest At Innisbrook [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] High Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Allure at Brookwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Allure in Buckhead Village Residential [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Sanctuary at Oglethorpe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Bradford Pointe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Shenandoah Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Westbury Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Fountain Lake [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Willow Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Prescott [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Lanier [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Lake Club [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Whispering Pines [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Austin Chase [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] The Vistas [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Avala at Savannah Quarters [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Georgetown Grove [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Oaks at Wilmington Island [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Wildwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Three Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Huntington Chase [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Southland Station [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Fairways at Hartland [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Grand Reserve Lexington [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Lakepointe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Mansion, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Village, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Stonemill Village [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Crosswinds [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Pear Orchard [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Reflection Pointe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Lakeshore Landing [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Savannah Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Sutton Place [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Market Station [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Hermitage at Beechtree [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Waterford Forest [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] 1225 South Church I [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Hue [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Preserve at Brier Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Providence at Brier Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Corners, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Colony at South Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Woodwinds [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Tanglewood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Fairways, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Club Columbia [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Highland Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Howell Commons [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Club Greenville [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Park Haywood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Spring Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Runaway Bay [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] 535 Brookwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Park Place [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Farmington Village [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Hamilton Pointe [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Hidden Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Steeplechase [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Windridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Oaks, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Post House Jackson [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Post House North [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Bradford Chase [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Woods at Post House [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Greenbrook [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Kirby Station [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Lincoln on the Green [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Park Estate [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Reserve at Dexter Lake [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Paddock Club Murfreesboro [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Aventura at Indian Lake Village [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Avondale at Kennesaw [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Brentwood Downs [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Grand View Nashville [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Monthaven Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Park at Hermitage [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Venue at Cool Springs [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Verandas at Sam Ridley [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Northwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Balcones Woods [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Grand Reserve at Sunset Valley [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Legacy at Western Oaks [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Silverado [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Stassney Woods [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Travis Station [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Woods, The [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Courtyards at Campbell [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Deer Run [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Grand Courtyard [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Legends at Lowe's Farm [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Watermark [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] La Valencia at Starwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Legacy Pines [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Reserve at Woodwind Lakes [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Park Place (Houston) [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Ranchstone [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Cascade at Fall Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Chalet at Fall Creek [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Bella Casita at Las Colinas [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Lane at Towne Crossing [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Times Square at Craig Ranch [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Highwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Los Rios Park [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Boulder Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Copper Ridge [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Alamo Ranch [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Haven at Blanco [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Stone Ranch at Westover Hills [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Cypresswood Court [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Villages at Kirkwood [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Green Tree Place [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Adalay Bay [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Seasons at Celebrate Virginia [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Township [Member]	Dec. 31, 2012 Total Residential Properties [Member] Buildings and Fixtures [Member] Hamptons at Hunton Park [Member]	Dec. 31, 2012 Retail Properties [Member]		Dec. 31, 2012 Retail Properties [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] End of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] Allure at Brookwood [Member]		Dec. 31, 2012 Retail Properties [Member] Allure at Brookwood [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] Allure at Brookwood [Member] End of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] Bella Casita at Las Colinas [Member]		Dec. 31, 2012 Retail Properties [Member] Bella Casita at Las Colinas [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] Bella Casita at Las Colinas [Member] End of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] Times Square at Craig Ranch [Member]		Dec. 31, 2012 Retail Properties [Member] Times Square at Craig Ranch [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] Times Square at Craig Ranch [Member] End of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] 1225 South Church [Member]		Dec. 31, 2012 Retail Properties [Member] 1225 South Church [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] 1225 South Church [Member] End of Period [Member] Y		Dec. 31, 2012 Retail Properties [Member] Land [Member]	Dec. 31, 2012 Retail Properties [Member] Land [Member] Allure at Brookwood [Member]	Dec. 31, 2012 Retail Properties [Member] Land [Member] Bella Casita at Las Colinas [Member]	Dec. 31, 2012 Retail Properties [Member] Land [Member] Times Square at Craig Ranch [Member]	Dec. 31, 2012 Retail Properties [Member] Land [Member] 1225 South Church [Member]	Dec. 31, 2012 Retail Properties [Member] Buildings and Fixtures [Member]	Dec. 31, 2012 Retail Properties [Member] Buildings and Fixtures [Member] Allure at Brookwood [Member]	Dec. 31, 2012 Retail Properties [Member] Buildings and Fixtures [Member] Bella Casita at Las Colinas [Member]	Dec. 31, 2012 Retail Properties [Member] Buildings and Fixtures [Member] Times Square at Craig Ranch [Member]	Dec. 31, 2012 Retail Properties [Member] Buildings and Fixtures [Member] 1225 South Church [Member]	Dec. 31, 2012 Development Properties [Member]		Dec. 31, 2012 Development Properties [Member] South Church Phase II Development [Member]		Dec. 31, 2012 Development Properties [Member] River's Walk [Member]		Dec. 31, 2012 Development Properties [Member] 220 Riverside [Member]		Dec. 31, 2012 Development Properties [Member] Land [Member]	Dec. 31, 2012 Development Properties [Member] Land [Member] South Church Phase II Development [Member]	Dec. 31, 2012 Development Properties [Member] Land [Member] River's Walk [Member]	Dec. 31, 2012 Development Properties [Member] Land [Member] 220 Riverside [Member]	Dec. 31, 2012 Development Properties [Member] Buildings and Fixtures [Member]	Dec. 31, 2012 Development Properties [Member] Buildings and Fixtures [Member] South Church Phase II Development [Member]	Dec. 31, 2012 Development Properties [Member] Buildings and Fixtures [Member] River's Walk [Member]	Dec. 31, 2012 Development Properties [Member] Buildings and Fixtures [Member] 220 Riverside [Member]	Dec. 31, 2012 Total Properties [Member]		Dec. 31, 2012 Total Properties [Member] Land [Member]	Dec. 31, 2012 Total Properties [Member] Buildings and Fixtures [Member]	Dec. 31, 2012 Land Held for Future Developments [Member]		Dec. 31, 2012 Land Held for Future Developments [Member] Land [Member]	Dec. 31, 2012 Land Held for Future Developments [Member] Buildings and Fixtures [Member]	Dec. 31, 2012 Commercial Properties [Member]		Dec. 31, 2012 Commercial Properties [Member] Beginning of Period [Member] Y		Dec. 31, 2012 Commercial Properties [Member] End of Period [Member] Y		Dec. 31, 2012 Commercial Properties [Member] Land [Member]	Dec. 31, 2012 Commercial Properties [Member] Buildings and Fixtures [Member]	Dec. 31, 2012 Total Other [Member]		Dec. 31, 2012 Total Other [Member] Land [Member]	Dec. 31, 2012 Total Other [Member] Buildings and Fixtures [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location														Birmingham, AL						Birmingham, AL						Huntsville, AL						Huntsville, AL																														Phoenix, AZ						Gilbert, AZ						Phoenix, AZ						Altamonte Springs, FL						Atlantic Beach, FL						Brandon, FL						Brandon, FL						Coral Springs, FL														Gainesville, FL						Jacksonville, FL										Jacksonville, FL						Jacksonville, FL						Jacksonville, FL						Jacksonville, FL														Jacksonville, FL						Jacksonville, FL						Jacksonville, FL						Lakeland, FL										Ocala, FL						Orlando, FL						Panama City, FL						Tallahassee, FL						Tampa, FL						Tampa, FL						Tampa, FL						Palm Harbor, FL						Athens, GA						Atlanta, GA						Atlanta, GA						Atlanta, GA						Augusta, GA						Augusta, GA						Augusta, GA						Brunswick, GA										Columbus, GA										Duluth, GA						Gainesville, GA						Gainesville, GA						LaGrange, GA						Macon, GA						Macon, GA						Savannah, GA						Savannah, GA						Savannah, GA						Thomasville, GA						Valdosta, GA						Warner Robins, GA						Warner Robins, GA										Bowling Green, KY						Lexington, KY						Lexington, KY						Lexington, KY						Lexington, KY						Louisville, KY						Jackson, MS						Jackson, MS						Jackson, MS						Ridgeland, MS						Southaven, MS						Southaven, MS						Kansas City, MO						Cary, NC						Cary, NC						Charlotte, NC						Raleigh, NC						Raleigh, NC						Raleigh, NC						Winston-Salem, NC						Aiken, SC						Aiken, SC						Anderson, SC						Columbia, SC						Columbia, SC						Greenville, SC						Greenville, SC						Greenville, SC						Greenville, SC						Greenville, SC						Mt. Pleasant, SC						Simpsonville, SC						Spartanburg, SC						Summerville, SC						Chattanooga, TN						Chattanooga, TN						Chattanooga, TN						Chattanooga, TN						Jackson, TN						Jackson, TN						Jackson, TN						Jackson, TN						Jackson, TN						Memphis, TN						Memphis, TN						Memphis, TN						Memphis, TN						Memphis, TN						Murfreesboro, TN						Nashville, TN						Nashville, TN						Nashville, TN						Nashville, TN						Nashville, TN						Nashville, TN						Nashville, TN						Nashville, TN						Arlington, TX						Austin, TX						Austin, TX						Austin, TX						Austin, TX						Austin, TX						Austin, TX						Austin, TX						Dallas, TX						Dallas, TX						Dallas, TX						Dallas, TX						Dallas, TX						Frisco, TX						Houston, TX						Houston, TX						Houston, TX						Houston, TX						Humble, TX						Humble, TX						Irving, TX						Mesquite, TX						McKinney, TX						Plano, TX						Plano, TX						Roanoke, TX						Roanoke, TX						San Antonio, TX						San Antonio, TX						San Antonio, TX						Spring, TX						Stafford, TX						Woodlands, TX						Chesapeake, VA						Fredericksburg, VA						Hampton, VA						Richmond, VA																																																																																																																																																																																																																																																																																																												Various																																																												Various				Various
Encumbrances												$ 330,677,000		$ 0						$ 0	[1]					$ 0	[1]					$ 0																														$ 0						$ 0						$ 0						$ 0	[1]					$ 0						$ 0						$ 0						$ 0	[2]													$ 0						$ 0										$ 0						$ 0						$ 0	[1]					$ 0														$ 0						$ 0						$ 0	[1]					$ 0	[1]									$ 6,772,000	[3]					$ 0						$ 0						$ 0						$ 0	[1]					$ 0						$ 0						$ 30,114,000						$ 0	[1]					$ 0						$ 0						$ 23,500,000						$ 0						$ 0	[1]					$ 3,480,000	[4]					$ 0										$ 0										$ 0	[5]					$ 16,312,000						$ 0	[5]					$ 0						$ 0						$ 0						$ 0						$ 0						$ 0	[2]					$ 0						$ 0						$ 0	[2]					$ 0										$ 0						$ 0	[1]					$ 0	[1]					$ 0	[1]					$ 0	[1]					$ 0						$ 0	[1]					$ 0	[1]					$ 5,854,000	[6]					$ 0	[1]					$ 0	[1]					$ 0	[1]					$ 0						$ 0						$ 0	[5]					$ 0						$ 0						$ 0						$ 0						$ 0						$ 0	[1]					$ 0	[1]					$ 0						$ 7,701,000	[7]					$ 0	[1]					$ 0	[1]					$ 0	[1]					$ 0	[1]					$ 0	[1]					$ 0	[1]					$ 8,365,000	[8],[9]					$ 13,657,000						$ 0	[1]					$ 15,200,000						$ 0	[1]					$ 0	[1]					$ 0	[1]					$ 5,465,000	[10]					$ 0	[1]					$ 5,071,000	[11]					$ 3,360,000	[12]					$ 0	[1]					$ 4,476,000						$ 28,394,000						$ 0	[1]					$ 0	[1]					$ 0						$ 0						$ 0						$ 0						$ 18,821,000						$ 0						$ 0						$ 0						$ 6,645,000	[13],[8]					$ 0						$ 23,165,000						$ 0						$ 0						$ 0	[2]					$ 32,461,000						$ 0						$ 4,050,000	[14],[8]					$ 3,585,000	[15],[8]					$ 0						$ 0						$ 0						$ 0	[2]					$ 0						$ 0	[5]					$ 22,085,000						$ 0						$ 12,077,000						$ 0						$ 0	[2]					$ 0						$ 0	[2]					$ 0	[5]					$ 0	[16]					$ 0						$ 0						$ 0	[16]					$ 0	[16]					$ 0						$ 0						$ 0						$ 19,319,000						$ 0	[5]					$ 0	[2]					$ 0	[5]					$ 0						$ 0						$ 10,748,000	[17]					$ 0
Initial Cost Land	357,235,000											342,188,000		2,640,000						851,000						524,000						909,000																														7,901,000						2,668,000						12,741,000						1,024,000						244,000						1,167,000						2,896,000						9,600,000														2,040,000						4,000,000										1,533,000						1,430,000						4,047,000						2,292,000														6,417,000						645,000						1,686,000						2,254,000										2,284,000						7,880,000						898,000						530,000						852,000						817,000						2,738,000						6,900,000						884,000						11,168,000						8,633,000						6,875,000						772,000						650,000						400,000						502,000										614,000										3,840,000						3,560,000						3,150,000						823,000						1,409,000						595,000						1,500,000						1,288,000						2,910,000						438,000						462,000						1,160,000						1,470,000										1,038,000						2,024,000						411,000						694,000						900,000						1,169,000						1,535,000						1,351,000						710,000						676,000						778,000						894,000						5,814,000						900,000						4,000,000						4,780,000						3,690,000						5,850,000						4,695,000						685,000						862,000						503,000						427,000						910,000						1,840,000						482,000						1,304,000						1,200,000						325,000						597,000						1,085,000						1,216,000						723,000						2,800,000						1,131,000						972,000						217,000						817,000						177,000						443,000						381,000						523,000						240,000						2,100,000						1,148,000						1,498,000						178,000						1,260,000						915,000						4,950,000						3,456,000						1,193,000						2,963,000						2,736,000						1,524,000						6,670,000						3,350,000						886,000						1,598,000						3,150,000						9,100,000						2,900,000						1,621,000						2,281,000						1,405,000						988,000						1,252,000						2,730,000						5,016,000						960,000						3,240,000						2,157,000						1,968,000						2,061,000						1,480,000						3,230,000						2,755,000						2,521,000						1,311,000						1,130,000						864,000						3,273,000						3,382,000						4,166,000						2,380,000						5,450,000						4,000,000						576,000						1,918,000						539,000						5,280,000						6,960,000						1,509,000						4,930,000																																																																																																																																																																																																																																																																																																												1,209,000						867,000						46,000						253,000						43,000																12,532,000		4,832,000		5,200,000		2,500,000										355,929,000				1,306,000				0								1,306,000
Initial Cost Buildings and Fixtures	2,374,449,000											2,369,289,000		28,842,000						7,667,000						4,724,000						10,152,000																														27,182,000						14,577,000						47,701,000						9,219,000						2,829,000						10,500,000						26,111,000						40,004,000														16,338,000						19,495,000										13,835,000						12,883,000						35,052,000						20,750,000														36,069,000						5,804,000						15,179,000						20,452,000										21,970,000						41,175,000						14,276,000						4,805,000						7,667,000						7,355,000						19,055,000						26,613,000						7,958,000						52,758,000						19,844,000						31,441,000						6,949,000						5,850,000						3,626,000						4,551,000										5,523,000										24,011,000						22,611,000						18,383,000						7,470,000						12,687,000						5,403,000						24,862,000						11,579,000						25,315,000						3,971,000						4,188,000						10,437,000						13,284,000										9,342,000						31,525,000						3,699,000						6,242,000						8,097,000						10,518,000						13,826,000						12,168,000						8,770,000						6,284,000						7,013,000						8,053,000						46,241,000						8,099,000						20,250,000						22,342,000						29,910,000						21,980,000						29,007,000						6,165,000						7,867,000						4,540,000						3,853,000						8,207,000						16,560,000						4,337,000						11,740,000						10,800,000						2,925,000						5,374,000						7,269,000						18,666,000						6,504,000						26,295,000						10,632,000						8,954,000						1,957,000						7,416,000						1,594,000						5,078,000						4,299,000						4,711,000						6,839,000						24,468,000						10,337,000						20,483,000						1,141,000						16,043,000						14,774,000						28,053,000						22,443,000						10,739,000						33,673,000						28,902,000						14,800,000						0						28,308,000						8,051,000						14,398,000						11,393,000						49,339,000						24,009,000						7,501,000						6,169,000						12,769,000						8,893,000						11,271,000						22,240,000						41,091,000						14,438,000						26,069,000						19,066,000						19,928,000						15,830,000						14,807,000						19,926,000						20,085,000						26,432,000						11,867,000						28,058,000						7,783,000						28,823,000						26,930,000						0						26,982,000						45,958,000						24,992,000						5,190,000						15,846,000						4,850,000						31,341,000						32,083,000						8,189,000						35,598,000																																																																																																																																																																																																																																																																																																												5,160,000						3,465,000						186,000						1,310,000						199,000																0		0		0		0										2,374,449,000				0				0								0
Cost Capitalized subsequent to Acquisition										3,912,000	649,411,000																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																											4,004,000	0	0	0	830,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(8,000)	(1,033,000)	0	0	(5,000)	950,000	0	110,000	84,000	0	0	0	0	0	0	8,000	0	0	0	0	0	0	(2,000)	0	0	0	0	0	371,000	459,000	0	0	0	0	0	0	0	0	0	0	138,000	0	0	0	0	0	0	0	0	(19,000)	0	0	0	0	0	0	0	0	0	0	35,000	(14,000)	(2,000)	0	0	0	0	0	0	0	12,000	0	(57,000)	0	0	25,000	0	0	0	2,147,000	0	0	0	(2,000)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(15,000)	0	0	0	0	0	0	(8,000)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	595,197,000	447,000	3,485,000	2,561,000	12,552,000	674,000	554,000	1,522,000	5,264,000	1,815,000	3,083,000	3,322,000	5,947,000	112,000	986,000	6,209,000	8,667,000	3,319,000	3,776,000	314,000	4,364,000	8,325,000	7,473,000	4,477,000	189,000	2,791,000	13,193,000	4,965,000	4,869,000	1,185,000	(895,000)	2,434,000	102,000	370,000	2,321,000	2,943,000	4,517,000	1,712,000	2,824,000	4,746,000	1,888,000	2,411,000	1,172,000	2,668,000	2,612,000	1,937,000	475,000	2,424,000	1,819,000	5,848,000	7,148,000	2,308,000	3,449,000	3,161,000	1,665,000	2,188,000	3,065,000	4,232,000	8,103,000	4,587,000	7,500,000	6,857,000	2,131,000	2,864,000	3,504,000	41,000	4,619,000	2,149,000	162,000	1,250,000	22,471,000	702,000	2,793,000	1,610,000	2,197,000	3,103,000	2,819,000	3,666,000	2,251,000	3,511,000	1,846,000	4,534,000	2,808,000	5,858,000	423,000	2,852,000	564,000	2,386,000	2,020,000	2,979,000	3,602,000	2,105,000	4,009,000	2,627,000	1,904,000	2,468,000	25,446,000	8,730,000	13,570,000	4,583,000	36,255,000	2,027,000	542,000	450,000	6,504,000	4,009,000	3,647,000	7,168,000	49,672,000	500,000	1,720,000	9,769,000	2,448,000	413,000	1,402,000	5,502,000	6,245,000	5,036,000	3,241,000	4,026,000	1,640,000	679,000	1,220,000	407,000	2,987,000	2,562,000	2,681,000	1,865,000	791,000	560,000	570,000	2,376,000	1,902,000	3,451,000	3,227,000	4,378,000	20,991,000	923,000	76,000	994,000	3,083,000	1,849,000	2,800,000	461,000	172,000	8,342,000	1,446,000																															9,000	0	0	0	9,000	632,000	0	126,000	375,000	131,000									0	0	0	0	32,968,000	19,358,000	11,526,000	2,084,000			4,013,000	628,797,000			(101,000)	0							0	20,614,000			(101,000)	20,614,000
Gross Amount, Land	361,147,000	[18]										346,192,000	[18]	2,640,000	[18]					851,000	[18]					524,000	[18]					1,739,000	[18]																													7,901,000	[18]					2,668,000	[18]					12,741,000	[18]					1,024,000	[18]					244,000	[18]					1,167,000	[18]					2,896,000	[18]					9,600,000	[18]													2,040,000	[18]					4,000,000	[18]									1,533,000	[18]					1,430,000	[18]					4,047,000	[18]					2,292,000	[18]													6,417,000	[18]					645,000	[18]					1,678,000	[18]					1,221,000	[18]									2,284,000	[18]					7,880,000	[18]					893,000	[18]					1,480,000	[18]					852,000	[18]					927,000	[18]					2,822,000	[18]					6,900,000	[18]					884,000	[18]					11,168,000	[18]					8,633,000	[18]					6,875,000	[18]					772,000	[18]					658,000	[18]					400,000	[18]					502,000	[18]									614,000	[18]									3,840,000	[18]					3,560,000	[18]					3,150,000	[18]					821,000	[18]					1,409,000	[18]					595,000	[18]					1,500,000	[18]					1,288,000	[18]					2,910,000	[18]					809,000	[18]					921,000	[18]					1,160,000	[18]					1,470,000	[18]									1,038,000	[18]					2,024,000	[18]					411,000	[18]					694,000	[18]					900,000	[18]					1,169,000	[18]					1,535,000	[18]					1,351,000	[18]					848,000	[18]					676,000	[18]					778,000	[18]					894,000	[18]					5,814,000	[18]					900,000	[18]					4,000,000	[18]					4,780,000	[18]					3,690,000	[18]					5,831,000	[18]					4,695,000	[18]					685,000	[18]					862,000	[18]					503,000	[18]					427,000	[18]					910,000	[18]					1,840,000	[18]					482,000	[18]					1,304,000	[18]					1,200,000	[18]					360,000	[18]					583,000	[18]					1,083,000	[18]					1,216,000	[18]					723,000	[18]					2,800,000	[18]					1,131,000	[18]					972,000	[18]					217,000	[18]					817,000	[18]					189,000	[18]					443,000	[18]					324,000	[18]					523,000	[18]					240,000	[18]					2,125,000	[18]					1,148,000	[18]					1,498,000	[18]					178,000	[18]					3,407,000	[18]					915,000	[18]					4,950,000	[18]					3,456,000	[18]					1,191,000	[18]					2,963,000	[18]					2,736,000	[18]					1,524,000	[18]					6,670,000	[18]					3,350,000	[18]					886,000	[18]					1,598,000	[18]					3,150,000	[18]					9,100,000	[18]					2,900,000	[18]					1,621,000	[18]					2,281,000	[18]					1,405,000	[18]					988,000	[18]					1,252,000	[18]					2,730,000	[18]					5,016,000	[18]					960,000	[18]					3,240,000	[18]					2,142,000	[18]					1,968,000	[18]					2,061,000	[18]					1,480,000	[18]					3,230,000	[18]					2,755,000	[18]					2,521,000	[18]					1,303,000	[18]					1,130,000	[18]					864,000	[18]					3,273,000	[18]					3,382,000	[18]					4,166,000	[18]					2,380,000	[18]					5,450,000	[18]					4,000,000	[18]					576,000	[18]					1,918,000	[18]					539,000	[18]					5,280,000	[18]					6,960,000	[18]					1,509,000	[18]					4,930,000	[18]																																																																																																																																																																																																																																																																																																											1,218,000	[18]					867,000	[18]					46,000	[18]					253,000	[18]					52,000	[18]															12,532,000	[18]	4,832,000	[18]	5,200,000	[18]	2,500,000	[18]									359,942,000	[18]			1,205,000	[18]			0	[18]							1,205,000	[18]
Gross Amount, Buildings and Fixtures	3,023,862,000	[18]										2,964,488,000	[18]	29,289,000	[18]					11,152,000	[18]					7,285,000	[18]					22,704,000	[18]																													27,856,000	[18]					15,131,000	[18]					49,223,000	[18]					14,483,000	[18]					4,644,000	[18]					13,583,000	[18]					29,433,000	[18]					45,951,000	[18]													16,450,000	[18]					20,481,000	[18]									20,044,000	[18]					21,550,000	[18]					38,371,000	[18]					24,526,000	[18]													36,383,000	[18]					10,168,000	[18]					23,504,000	[18]					27,925,000	[18]									26,447,000	[18]					41,364,000	[18]					17,067,000	[18]					17,998,000	[18]					12,632,000	[18]					12,224,000	[18]					20,240,000	[18]					25,718,000	[18]					10,392,000	[18]					52,862,000	[18]					20,214,000	[18]					33,762,000	[18]					9,892,000	[18]					10,367,000	[18]					5,338,000	[18]					7,375,000	[18]									10,269,000	[18]									25,899,000	[18]					25,022,000	[18]					19,555,000	[18]					10,138,000	[18]					15,299,000	[18]					7,340,000	[18]					25,337,000	[18]					14,003,000	[18]					27,134,000	[18]					9,819,000	[18]					11,336,000	[18]					12,745,000	[18]					16,733,000	[18]									12,503,000	[18]					33,190,000	[18]					5,887,000	[18]					9,307,000	[18]					12,329,000	[18]					18,621,000	[18]					18,413,000	[18]					19,668,000	[18]					15,627,000	[18]					8,415,000	[18]					9,877,000	[18]					11,557,000	[18]					46,282,000	[18]					12,718,000	[18]					22,399,000	[18]					22,504,000	[18]					31,160,000	[18]					44,451,000	[18]					29,709,000	[18]					8,958,000	[18]					9,477,000	[18]					6,737,000	[18]					6,956,000	[18]					11,026,000	[18]					20,226,000	[18]					6,588,000	[18]					15,251,000	[18]					12,646,000	[18]					7,459,000	[18]					8,182,000	[18]					13,127,000	[18]					19,089,000	[18]					9,356,000	[18]					26,859,000	[18]					13,018,000	[18]					10,974,000	[18]					4,936,000	[18]					11,018,000	[18]					3,699,000	[18]					9,087,000	[18]					6,926,000	[18]					6,615,000	[18]					9,307,000	[18]					49,914,000	[18]					19,067,000	[18]					34,053,000	[18]					5,724,000	[18]					52,298,000	[18]					16,801,000	[18]					28,595,000	[18]					22,893,000	[18]					17,243,000	[18]					37,682,000	[18]					32,549,000	[18]					21,968,000	[18]					49,672,000	[18]					28,808,000	[18]					9,771,000	[18]					24,167,000	[18]					13,841,000	[18]					49,752,000	[18]					25,411,000	[18]					13,003,000	[18]					12,414,000	[18]					17,805,000	[18]					12,134,000	[18]					15,297,000	[18]					23,880,000	[18]					41,770,000	[18]					15,658,000	[18]					26,476,000	[18]					22,053,000	[18]					22,490,000	[18]					18,511,000	[18]					16,672,000	[18]					20,717,000	[18]					20,645,000	[18]					27,002,000	[18]					14,243,000	[18]					29,960,000	[18]					11,234,000	[18]					32,050,000	[18]					31,308,000	[18]					20,991,000	[18]					27,905,000	[18]					46,034,000	[18]					25,986,000	[18]					8,273,000	[18]					17,695,000	[18]					7,650,000	[18]					31,802,000	[18]					32,255,000	[18]					16,531,000	[18]					37,044,000	[18]																																																																																																																																																																																																																																																																																																											5,792,000	[18]					3,465,000	[18]					312,000	[18]					1,685,000	[18]					330,000	[18]															32,968,000	[18]	19,358,000	[18]	11,526,000	[18]	2,084,000	[18]									3,003,248,000	[18]			0	[18]			20,614,000	[18]							20,614,000	[18]
Total	3,385,009,000											3,310,680,000		31,929,000						12,003,000						7,809,000						24,443,000																														35,757,000						17,799,000						61,964,000						15,507,000						4,888,000						14,750,000						32,329,000						55,551,000														18,490,000						24,481,000										21,577,000						22,980,000						42,418,000						26,818,000														42,800,000						10,813,000						25,182,000						29,146,000										28,731,000						49,244,000						17,960,000						19,478,000						13,484,000						13,151,000						23,062,000						32,618,000						11,276,000						64,030,000						28,847,000						40,637,000						10,664,000						11,025,000						5,738,000						7,877,000										10,883,000										29,739,000						28,582,000						22,705,000						10,959,000						16,708,000						7,935,000						26,837,000						15,291,000						30,044,000						10,628,000						12,257,000						13,905,000						18,203,000										13,541,000						35,214,000						6,298,000						10,001,000						13,229,000						19,790,000						19,948,000						21,019,000						16,475,000						9,091,000						10,655,000						12,451,000						52,096,000						13,618,000						26,399,000						27,284,000						34,850,000						50,282,000						34,404,000						9,643,000						10,339,000						7,240,000						7,383,000						11,936,000						22,066,000						7,070,000						16,555,000						13,846,000						7,819,000						8,765,000						14,210,000						20,305,000						10,079,000						29,659,000						14,149,000						11,946,000						5,153,000						11,835,000						3,888,000						9,530,000						7,250,000						7,138,000						9,547,000						52,039,000						20,215,000						35,551,000						5,902,000						55,705,000						17,716,000						33,545,000						26,349,000						18,434,000						40,645,000						35,285,000						23,492,000						56,342,000						32,158,000						10,657,000						25,765,000						16,991,000						58,852,000						28,311,000						14,624,000						14,695,000						19,210,000						13,122,000						16,549,000						26,610,000						46,786,000						16,618,000						29,716,000						24,195,000						24,458,000						20,572,000						18,152,000						23,947,000						23,400,000						29,523,000						15,546,000						31,090,000						12,098,000						35,323,000						34,690,000						25,157,000						30,285,000						51,484,000						29,986,000						8,849,000						19,613,000						8,189,000						37,082,000						39,215,000						18,040,000						41,974,000																																																																																																																																																																																																																																																																																																												7,010,000						4,332,000						358,000						1,938,000						382,000																45,500,000		24,190,000		16,726,000		4,584,000										3,363,190,000				1,205,000				20,614,000								21,819,000
Accumulated Depreciation	(914,038,000)		(858,276,000)	(769,066,000)	(675,679,000)							(901,250,000)		(1,324,000)						(5,931,000)						(3,898,000)						(10,546,000)																														(4,280,000)						(1,924,000)						(10,572,000)						(8,651,000)						(3,001,000)						(6,462,000)						(14,327,000)						(13,341,000)														(932,000)						(1,185,000)										(10,293,000)						(13,408,000)						(12,487,000)						(12,382,000)														(1,865,000)						(6,495,000)						(13,180,000)						(14,364,000)										(14,192,000)						(467,000)						(7,591,000)						(9,193,000)						(8,138,000)						(6,501,000)						(2,987,000)						(3,116,000)						(5,406,000)						(745,000)						(454,000)						(5,361,000)						(5,120,000)						(6,829,000)						(2,858,000)						(3,782,000)										(5,658,000)										(7,759,000)						(7,109,000)						(5,424,000)						(5,527,000)						(7,518,000)						(4,011,000)						(1,372,000)						(6,951,000)						(6,051,000)						(5,349,000)						(6,214,000)						(5,628,000)						(8,998,000)										(6,737,000)						(11,862,000)						(3,631,000)						(5,689,000)						(7,551,000)						(10,861,000)						(10,554,000)						(11,676,000)						(8,915,000)						(2,807,000)						(5,816,000)						(6,774,000)						(359,000)						(6,700,000)						(6,167,000)						(1,254,000)						(2,086,000)						(8,610,000)						(4,630,000)						(5,907,000)						(3,285,000)						(3,601,000)						(4,221,000)						(6,565,000)						(10,682,000)						(3,648,000)						(8,691,000)						(6,699,000)						(4,795,000)						(4,968,000)						(7,705,000)						(1,660,000)						(5,113,000)						(4,813,000)						(4,644,000)						(3,903,000)						(3,083,000)						(5,772,000)						(2,343,000)						(4,854,000)						(4,222,000)						(4,084,000)						(5,955,000)						(33,027,000)						(10,200,000)						(19,266,000)						(4,163,000)						(17,789,000)						(6,479,000)						(1,151,000)						(1,961,000)						(9,893,000)						(12,846,000)						(10,716,000)						(12,960,000)						(480,000)						(2,384,000)						(3,457,000)						(13,652,000)						(4,259,000)						(1,247,000)						(6,109,000)						(7,971,000)						(6,955,000)						(6,065,000)						(6,213,000)						(8,011,000)						(5,729,000)						(1,791,000)						(4,792,000)						(2,134,000)						(7,930,000)						(5,237,000)						(4,121,000)						(3,499,000)						(3,681,000)						(4,076,000)						(1,922,000)						(4,962,000)						(2,459,000)						(6,033,000)						(10,861,000)						(8,350,000)						(2,151,000)						(1,912,000)						(519,000)						(2,760,000)						(5,152,000)						(5,418,000)						(4,712,000)						(805,000)						(1,188,000)						(8,751,000)						(2,002,000)																																																																																																																																																																																																																																																																																																												(168,000)						(77,000)						(16,000)						(58,000)						(17,000)																(64,000)		(64,000)		0		0										(901,482,000)				0				(12,556,000)								(12,556,000)
Net	$ 2,470,971,000											$ 2,409,430,000		$ 30,605,000						$ 6,072,000						$ 3,911,000						$ 13,897,000																														$ 31,477,000						$ 15,875,000						$ 51,392,000						$ 6,856,000						$ 1,887,000						$ 8,288,000						$ 18,002,000						$ 42,210,000														$ 17,558,000						$ 23,296,000										$ 11,284,000						$ 9,572,000						$ 29,931,000						$ 14,436,000														$ 40,935,000						$ 4,318,000						$ 12,002,000						$ 14,782,000										$ 14,539,000						$ 48,777,000						$ 10,369,000						$ 10,285,000						$ 5,346,000						$ 6,650,000						$ 20,075,000						$ 29,502,000						$ 5,870,000						$ 63,285,000						$ 28,393,000						$ 35,276,000						$ 5,544,000						$ 4,196,000						$ 2,880,000						$ 4,095,000										$ 5,225,000										$ 21,980,000						$ 21,473,000						$ 17,281,000						$ 5,432,000						$ 9,190,000						$ 3,924,000						$ 25,465,000						$ 8,340,000						$ 23,993,000						$ 5,279,000						$ 6,043,000						$ 8,277,000						$ 9,205,000										$ 6,804,000						$ 23,352,000						$ 2,667,000						$ 4,312,000						$ 5,678,000						$ 8,929,000						$ 9,394,000						$ 9,343,000						$ 7,560,000						$ 6,284,000						$ 4,839,000						$ 5,677,000						$ 51,737,000						$ 6,918,000						$ 20,232,000						$ 26,030,000						$ 32,764,000						$ 41,672,000						$ 29,774,000						$ 3,736,000						$ 7,054,000						$ 3,639,000						$ 3,162,000						$ 5,371,000						$ 11,384,000						$ 3,422,000						$ 7,864,000						$ 7,147,000						$ 3,024,000						$ 3,797,000						$ 6,505,000						$ 18,645,000						$ 4,966,000						$ 24,846,000						$ 9,505,000						$ 8,043,000						$ 2,070,000						$ 6,063,000						$ 1,545,000						$ 4,676,000						$ 3,028,000						$ 3,054,000						$ 3,592,000						$ 19,012,000						$ 10,015,000						$ 16,285,000						$ 1,739,000						$ 37,916,000						$ 11,237,000						$ 32,394,000						$ 24,388,000						$ 8,541,000						$ 27,799,000						$ 24,569,000						$ 10,532,000						$ 55,862,000						$ 29,774,000						$ 7,200,000						$ 12,113,000						$ 12,732,000						$ 57,605,000						$ 22,202,000						$ 6,653,000						$ 7,740,000						$ 13,145,000						$ 6,909,000						$ 8,538,000						$ 20,881,000						$ 44,995,000						$ 11,826,000						$ 27,582,000						$ 16,265,000						$ 19,221,000						$ 16,451,000						$ 14,653,000						$ 20,266,000						$ 19,324,000						$ 27,601,000						$ 10,584,000						$ 28,631,000						$ 6,065,000						$ 24,462,000						$ 26,340,000						$ 23,006,000						$ 28,373,000						$ 50,965,000						$ 27,226,000						$ 3,697,000						$ 14,195,000						$ 3,477,000						$ 36,277,000						$ 38,027,000						$ 9,289,000						$ 39,972,000																																																																																																																																																																																																																																																																																																												$ 6,842,000						$ 4,255,000						$ 342,000						$ 1,880,000						$ 365,000																$ 45,436,000		$ 24,126,000		$ 16,726,000		$ 4,584,000										$ 2,461,708,000				$ 1,205,000				$ 8,058,000								$ 9,263,000
Date of Construction														2009						1986						1987						1993																														2007						2007						2005						1985						1986						1989						1998						1996														2009						2008										1987						1985						2003						1993														2009						1985						1986						1989										1987						2006						2000						1992						1984						1980						2007						2000						1987						2008						2002						1994						1986						1982						1984						1983										1974										2001						1998						2001						1983						1996						1985						2009						1997						1999						1982						1984						1997						1988										1996						2000						1986						1989						1989						1985						1989						1985						1986						1974						1989						1991						2010						1988						1996						2010						2009						2004						2007						1982						1982						1988						1980						1992						1991						1984						1987						1996						1983						1985						1988						2008						1987						2007						1989						1987						1986						1984						1978						1987						1987						1987						1997						1978						1978						1992						1974						2000						1999						2010						2008						1986						2001						2000						1987						2012						2009						1980						1983						1996						2001						2003						1985						1987						1977						1986						1985						2000						2008						2002						2009						1999						1999						1996						1996						2007						2006						2007						1983						2009						1983						2000						1999						2009						2009						2010						2009						1984						1996						1984						2002						2011						1987						2003																																																																																																																																																																																																																																																																																																												Various						2002						2007						2009						2010																		N/A		N/A		N/A														N/A				Various
Life used to compute depreciation in latest income statement						1	[11]	40	[11]							1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]	1	[11]	40	[11]	1	[11]	40	[11]	1	[11]	40	[11]	1	[11]	40	[11]	1	[11]	40	[11]	1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]	1	[11]	40	[11]	1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]	1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]	1	[11]	40	[11]	1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]	1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]	1	[11]	40	[11]			1	[11]	40	[11]	1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]	1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]																																																																																																																																																																																																																																																																																																									1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]			1	[11]	40	[11]																																					1	[11]	40	[11]

[1]	Encumbered by a $691.8 million FNMA facility, with $495.8 million available and $495.8 million outstanding with a variable interest rate of 1.22% on which there exists in combination with the FNMA facility mentioned in note (2) nine interest rate swap agreements totaling $275 million at an average rate of 5.45% and six interest rate caps totalling $165 million at an average rate of 4.58% at December 31, 2012.
[2]	Encumbered by a $200 million Freddie Mac facility, with $198.2 million available and an outstanding balance of $198.2 million and a variable interest rate of 0.72% on which there exists eight interest rate swap agreements totaling $134 million at an average rate of 5.51% and a $15 million interest rate cap of 5% at December 31, 2012.
[3]	Phase I of Paddock Park - Ocala is encumbered by $6.8 million in bonds on which there exists a $6.8 million interest rate cap of 6.00% which terminates on October 24, 2017.
[4]	Encumbered by $3.5 million in bonds $0.5 million having a variable rate of 1.128% and $3.0 million with a variable rate of 0.908% on which there exists a $3.0 million interest rate cap of 6.00% which terminates on May 31, 2013.
[5]	Encumbered by a $128 million loan with an outstanding balance of $128 million and a fixed interest rate of 5.08% which matures on June 10, 2021.
[6]	Encumbered by $5.9 million in bonds on which there exists a $5.9 million interest rate cap of 6.00% which terminates on October 31, 2017.
[7]	Encumbered by $7.7 million in bonds on which there exists a $7.7 million interest rate cap of 6.00% which terminates on October 31, 2017.
[8]	Also encumbered by a $17.9 million FNMA facility maturing on March 1, 2014 with a variable interest rate of 0.84% on which there exists a $11.7 million interest rate cap of 5.00% which terminates on March 1, 2014, and a $6.2 million interest rate cap of 4.50% which terminates on March 1, 2014.
[9]	Encumbered by $8.4 million in bonds on which there exists a $8.4 million interest rate cap of 4.50% which terminates on March 1, 2014.
[10]	Encumbered by $5.5 million in bonds $0.5 million having a variable rate of 1.128% and $5.0 million with a variable rate of 0.908% on which there exists a $5.0 million interest rate cap of 6.00% which terminates on May 31, 2013.
[11]
[12]	Encumbered by $3.4 million in bonds on which there exists a $3.4 million interest rate cap of 6.00% which terminates on October 31, 2017.
[13]	Encumbered by $6.6 million in bonds on which there exists a $6.6 million interest rate cap of 6.00% which terminates on November 15, 2016.
[14]	Encumbered by $4.1 million in bonds on which there exists a $4.1 million interest rate cap of 6.00% which terminates on November 15, 2016.
[15]	Encumbered by $3.6 million in bonds on which there exists a $3.6 million interest rate cap of 6.00% which terminates on November 15, 2016.
[16]	Encumbered by a $83.2 million FNMA facility, with $0 million available and $0 outstanding with a variable interest rate of 0.00% on which there exists interest rate swaps and caps as mentioned in note (1) at December 31, 2012.
[17]	Encumbered by $10.8 million in bonds on which there exists a $10.8 million interest rate cap of 6.00% and maturing on October 15, 2017.
[18]	The aggregate cost for Federal income tax purposes was approximately $3.8 million at December 31, 2012. The aggregate cost for book purposes exceeds the total gross amount of real estate assets for Federal income tax purposes, principally due to purchase accounting adjustments recorded under accounting principles generally accepted in the United States of America.